Other Comprehensive Income - Summary of Related Tax Effects of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Changes in fair value of financial assets measured at fair value through other comprehensive income, amount arising during the year	¥ 3,805	¥ (5,105)	¥ 449
Changes in fair value of financial assets measured at fair value through other comprehensive income, tax effects	(675)	944	(48)
Changes in fair value of financial assets measured at fair value through other comprehensive income, net changes	3,130	(4,161)	401
Remeasurement of defined benefit plans, amount arising during the year	(1,992)	4,169	2,578
Remeasurement of defined benefit plans, tax effects	845	(1,048)	(710)
Remeasurement of defined benefit plans, net changes	(1,147)	3,121	1,868
Foreign currency translation, amount arising during the year	(2,140)	4,102	(6,431)
Foreign currency translation, tax effects	0	0	0
Foreign currency translation, net changes	(2,140)	4,102	(6,431)
Total	¥ (157)	¥ 3,062	¥ (4,162)